Summary of Available for Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Schedule Of Short Term Investments And Available For Sale Securities [Line Items]
Amortized cost	$ 32,917
Gross unrealized gains	13
Gross unrealized losses	(8)
Fair value	32,922
U.S. government-related debt securities
Schedule Of Short Term Investments And Available For Sale Securities [Line Items]
Amortized cost	1,581
Gross unrealized gains	2
Fair value	1,583
Corporate debt securities
Schedule Of Short Term Investments And Available For Sale Securities [Line Items]
Amortized cost	31,336
Gross unrealized gains	11
Gross unrealized losses	(8)
Fair value	$ 31,339